Employee benefits liabilities	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee benefits liabilities

20.	Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31,
	2025			2024
(€ million)	Current	Non-current	Total	Current	Non-current	Total
Pension benefits	36	2,164	2,200	34	2,362	2,396
Health care and life insurance plans	119	1,397	1,516	126	1,574	1,700
Other post-employment benefits	37	578	615	49	731	780
Other provisions for employees	325	656	981	374	774	1,148
Total Employee benefits liabilities	517	4,795	5,312	583	5,441	6,024
The Company recognized total expense of €2,061 million for defined contribution plans for the year ended
December 31, 2025 (€1,995 million in 2024 and €2,114 million in 2023).
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
(€ million)	2025	2024
Present value of defined benefit obligations:
Pension benefits	21,132	23,750
Health care and life insurance plans	1,516	1,700
Other post-employment benefits	593	753
Total present value of defined benefit obligations (a)	23,241	26,203

Fair value of plan assets (b)	20,051	22,502
Asset ceiling (c)	174	212
Total net defined benefit plans (a - b + c)	3,364	3,913
of which:
Net defined benefit liability (d)	4,331	4,876
Defined benefit plan asset (Note 16)	(967)	(963)

Other provisions for employees (e)	981	1,148
Total Employee benefits liabilities (d + e)	5,312	6,024
Pension benefits
The Company’s funding policy for defined benefit pension plans, to directly make benefit payments where appropriate, is to contribute the minimum amounts required by applicable laws and regulations or to directly pay benefit payments where appropriate. In the U.S., these excess amounts are tracked and the resulting credit balance can be used to satisfy minimum funding requirements in future years. At December 31, 2025, the combined credit balances for the U.S. and Canada qualified pension plans were approximately €1.1 billion, with the usage of the credit balances to satisfy minimum funding requirements subject to the plans maintaining certain funding levels. During the year ended December 31, 2025, the Company made pension contributions in the U.S. and Canada totaling €27 million. Contributions to the pension plans of the Company for 2026 are expected to be €96 million, including both contributions to pension funds and direct benefit payments to employees. Of this amount, €51 million relates to the U.S. and Canada, with €42 million being mandatory contributions and €9 million discretionary contributions, and €15 million relates to Germany.
The expected benefit payments for pension plans are as follows:

(€ million)	Expected benefit payments
2026	1,751
2027	1,738
2028	1,694
2029	1,684
2030	1,665
2031-2035	7,909
The following table summarizes changes in pension plans:

	2025					2024
(€ million)	U.S. and Canada	UK	France and Germany	Other	Total	U.S. and Canada	UK	France and Germany	Other	Total
Projected benefit obligation
At beginning of period: Present value	(18,965)	(1,526)	(3,004)	(255)	(23,750)	(18,964)	(1,456)	(2,809)	(239)	(23,468)
Effect of changes in scope of consolidation and other	—	(54)	—	—	(54)	114	1	—	1	116
Service cost	(80)	—	(33)	(10)	(123)	(98)	—	(36)	(9)	(143)
Interest cost	(924)	(75)	(100)	(16)	(1,115)	(973)	(77)	(110)	(17)	(1,177)
Benefit payments for the year	1,522	95	132	21	1,770	1,558	88	127	19	1,792
Participant contributions	(1)	—	—	—	(1)	(1)	—	—	—	(1)
Actuarial gains and (losses)	(228)	56	254	(45)	37	339	(10)	(176)	(27)	126
Demographic assumptions and experience	41	(53)	(43)	(51)	(106)	(10)	(4)	26	2	14
Financial assumptions	(269)	109	297	6	143	349	(6)	(202)	(29)	112
Effect of changes in exchange rates	2,041	77	—	(2)	2,116	(924)	(70)	—	18	(976)
Past service cost	—	(14)	—	2	(12)	(16)	(2)	—	(1)	(19)
Effect of curtailments and settlements/Other	—	—	—	—	—	—	—	—	—	—
At period-end: Present value	(16,635)	(1,441)	(2,751)	(305)	(21,132)	(18,965)	(1,526)	(3,004)	(255)	(23,750)
Plan Assets
At beginning of period: Fair value	17,758	1,890	2,680	174	22,502	18,262	1,800	2,408	172	22,642
Effect of changes in scope of consolidation and other	—	68	—	—	68	(121)	—	—	(1)	(122)
Expected return on assets	857	94	90	5	1,046	932	96	95	7	1,130
Participant contributions	1	—	—	—	1	1	—	—	—	1
Administrative Expenses	(84)	(2)	—	—	(86)	(58)	(4)	—	(1)	(63)
Actuarial gains and (losses)	410	(101)	(140)	(4)	165	(558)	(13)	293	9	(269)
Effect of changes in exchange rates	(1,864)	(95)	—	—	(1,959)	820	87	—	—	907
Employer contributions	20	6	40	—	66	27	12	5	(1)	43
Benefit payments for the year	(1,521)	(95)	(126)	(10)	(1,752)	(1,547)	(88)	(121)	(11)	(1,767)
At period-end: Fair value	15,577	1,765	2,544	165	20,051	17,758	1,890	2,680	174	22,502

	2025					2024
(€ million)	U.S. and Canada	UK	France and Germany	Other	Total	U.S. and Canada	UK	France and Germany	Other	Total
Present value of projected benefit obligation	(16,635)	(1,441)	(2,751)	(305)	(21,132)	(18,965)	(1,526)	(3,004)	(255)	(23,750)
Fair value of plan assets	15,577	1,765	2,544	165	20,051	17,758	1,890	2,680	174	22,502
Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)	(1,058)	324	(207)	(140)	(1,081)	(1,207)	364	(324)	(81)	(1,248)
Minimum funding requirement liability (IFRIC 14)	(174)	—	—	—	(174)	(212)	—	—	—	(212)
Net (liability) asset recognized in the balance sheet	(1,232)	324	(207)	(140)	(1,255)	(1,419)	364	(324)	(81)	(1,460)
Of which, liability	(1,805)	(16)	(258)	(121)	(2,200)	(1,951)	(8)	(363)	(74)	(2,396)
Of which, asset	573	340	51	(19)	945	532	372	39	(7)	936
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Current service cost	123	143	140
Interest expense	1,115	1,177	1,160
Interest income	(1,046)	(1,130)	(1,108)
Other administration costs	86	63	87
Past service costs/(credits) and (gains)/losses arising from settlements/ curtailments	12	19	666
Interest expense on asset ceiling	6	12	—
Total recognized in the Consolidated Income Statement	296	284	945
During the year ended December 31, 2023, U.S. and Canada pension plans were amended for benefit changes made under collective bargaining agreements negotiated with the United Automobile, Aerospace and
Agricultural Implement Workers of America (“UAW”) and Unifor and the associated prior service costs were recognized in the Consolidated Income Statement in the amount of €396 million. In addition, voluntary separation packages offered during 2024 and 2023 resulted in pension plan curtailment charges of €16 million and
€268 million, respectively, recognized within Restructuring costs. A prior service cost of €14 million was recognized in 2025 in connection with the closure of the Luton plant in the UK, as early‑retiring employees were granted the same retirement benefits they would have received had they remained in service until normal retirement age.
The fair value of plan assets by class was as follows:

	At December 31,
	2025		2024
(€ million)	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
Cash and cash equivalents	846	836	884	881
U.S. equity securities	529	529	656	655
Non-U.S. equity securities	108	107	540	540
Equity commingled funds	2,041	1,126	1,194	734
Equity instruments	2,678	1,762	2,390	1,929
Government securities	3,307	1,808	3,197	1,700
Corporate bonds (including convertible and high yield bonds)	3,698	51	4,572	35
Other fixed income	3,467	—	4,861	1
Fixed income securities	10,472	1,859	12,630	1,736
Private equity funds	2,608	—	2,943	—
Diversified Commingled funds	73	—	82	—
Real estate funds	1,280	—	1,316	—
Hedge funds	1,917	—	2,306	—
Investment funds	5,878	—	6,647	—
Insurance contracts and other	177	13	(49)	(17)
Total fair value of plan assets	20,051	4,470	22,502	4,529
Non-U.S. equity securities were invested broadly in developed international and emerging markets. Fixed income securities were debt instruments primarily comprised of long-term U.S. Treasury and global government bonds, as well as U.S., developed international and emerging market companies’ debt securities diversified by sector, geography and through a wide range of market capitalizations. Private equity funds included those in limited partnerships that invest primarily in the equity of companies that are not publicly traded on a stock exchange. Private debt funds included those in limited partnerships that invest primarily in the debt of companies and real estate developers. Commingled funds included common collective trust funds, mutual funds and other investment entities. Real estate fund investments included those in limited partnerships that invest in various commercial and residential real estate projects around the world. Hedge fund investments included those seeking to maximize absolute return using a broad range of strategies to enhance returns and provide additional diversification.
The investment strategies and objectives for pension assets primarily in the U.S., Canada, France, Germany and
UK reflected a balance of liability-hedging and return-seeking investment considerations. The investment objectives were to minimize the volatility of the value of pension assets relative to pension liabilities and to ensure that assets were sufficient to pay plan obligations. The objective of minimizing the volatility of assets relative to liabilities was addressed primarily through asset diversification, partial asset-liability matching and hedging. Assets were broadly diversified across many asset classes to achieve risk-adjusted returns that, in total, lower asset volatility relative to the liabilities. Additionally, in order to minimize pension asset volatility relative to the pension liabilities, a portion of the pension plan assets were allocated to fixed income securities.
The Company policy for these plans ensured actual allocations were in line with target allocations as appropriate.
Assets were actively monitored and managed primarily by external investment managers. Investment managers were not permitted to invest outside of the asset class or strategy for which they had been appointed. The
Company used investment guidelines to ensure investment managers invested solely within the mandated investment strategy. Certain investment managers used derivative financial instruments to mitigate the risk of changes in interest rates and foreign currencies impacting the fair values of certain investments. Derivative financial instruments could also be used in place of physical securities when it was more cost-effective and/or efficient to do so. Plan assets did not include the Company shares or properties occupied by Stellantis companies, with the possible exception of commingled investment vehicles where the Company did not control the investment guidelines.
Sources of potential risk in pension plan assets were related to market risk, interest rate risk and operating risk.
Market risk was mitigated by diversification strategies and as a result, there were no significant concentrations of risk in terms of sector, industry, geography, market capitalization, manager or counterparty. Interest rate risk was mitigated by partial asset-liability matching. The fixed income target asset allocation partially matched the bond-
like and long-dated nature of the pension liabilities. Interest rate increases generally will result in a decline in the fair value of the investments in fixed income securities and the present value of the obligations. Conversely, interest rate decreases will generally increase the fair value of the investments in fixed income securities and the present value of the obligations. Operating risks were mitigated through engagement with and oversight of external service providers, including custodians, data providers and investment managers.
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2025					2024
	U.S.	Canada	UK	France	Germany	U.S.	Canada	UK	France	Germany
Discount rate	5.43%	4.79%	5.69%	3.81%	4.16%	5.70%	4.61%	5.23%	3.39%	3.42%
Future salary increase rate	—%	3.50%	2.40%	2.75%	2.60%	—%	3.50%	2.65%	2.85%	2.70%
The average duration of U.S., Canada, UK, France and Germany liabilities was approximately 9, 11, 12, 7 and
14, respectively. Refer to Note 2, Basis of preparation, for additional information on the Company’s sensitivity analysis.
The average longevity at retirement age for current pensioners (male/female) were as follows:

	2025
	U.S.	Canada	UK	France	Germany
Life Expectancy at Age 65
Male retiring in 25 years (Aged 40)	20.69	21.88	23.12	N/A	24.26
Female retiring in 25 years (Aged 40)	22.16	24.11	25.62	N/A	27
Male retiring today (Aged 65)	19.19	20.63	21.38	11.19	20.90
Female retiring today (Aged 65)	20.79	22.94	23.81	10.72	24.27
Health care and life insurance plans
Liabilities arising from these unfunded plans comprised obligations for retiree health care and life insurance granted to employees and to retirees in the U.S. and Canada. Upon retirement from the Company, these employees may become eligible for continuation of certain benefits. Benefits and eligibility rules may be modified periodically. The expected benefit payments for unfunded health care and life insurance plans are as follows:

(€ million)	Expected benefit payments
2026	119
2027	118
2028	117
2029	115
2030	114
2031-2035	553
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

(€ million)	2025	2024
Present value of obligations at January 1	1,700	1,697
Included in the Consolidated Income Statement	94	105
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	19	(2)
- Financial assumptions	14	(51)
Effect of movements in exchange rates	(182)	81
Other:
Benefits paid	(129)	(130)
December 31	1,516	1,700
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Current service cost	8	10	11
Interest expense	86	90	89
Past service costs/(credits) and losses/(gains) arising from settlements	—	5	43
Total recognized in the Consolidated Income Statement	94	105	143
During the year ended December 31, 2023, the U.S. plans were amended for benefit changes made under collective bargaining agreements negotiated with the UAW and the associated prior service costs were recognized in the Consolidated Income Statement in the amount of €32 million. In addition, voluntary separation packages offered during 2024 and 2023 resulted in OPEB plan curtailment charges of €5 million and €11 million, respectively, recognized within Restructuring costs.
Health care and life insurance plans were accounted for on an actuarial basis, which required the selection of various assumptions. In particular, it required the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events such as health care cost increases and demographic experience.
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2025		2024
	U.S.	Canada	U.S.	Canada
Discount rate	5.60%	5.01%	5.76%	4.72%
Salary growth	2.50%	2.00%	2.50%	2.00%
Weighted average ultimate healthcare cost trend rate	3.95%	4.00%	3.95%	4.00%
The average duration of the U.S. and Canadian liabilities was approximately 10 and 14 years, respectively. Refer to Note 2, Basis of preparation, for additional information on the Company’s sensitivity analysis.
The annual rate of increase in the per capita cost of covered U.S. health care benefits assumed for the next year and used in the 2025 plan valuation was 8.2 percent. The annual rate was assumed to decrease gradually to 3.9 percent through 2050 and remain at that level thereafter. The annual rate of increase in the per capita cost of covered Canadian health care benefits assumed for next year and used in the 2025 plan valuation was 4.3 percent. The annual rate was assumed to decrease gradually to 4.0 percent through 2040 and remain at that level thereafter.
Other post-employment benefits
Other post-employment benefits comprised other employee benefits granted to Company employees primarily in
Europe.
Changes in defined benefit obligations for other post-employment benefits were as follows:

(€ million)	2025	2024
Present value of obligations at January 1	753	767
Included in the Consolidated Income Statement	1	(14)
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(18)	(21)
- Financial assumptions	(37)	123
Effect of movements in exchange rates	(2)	(4)
Other:
Benefits paid	(71)	(66)
Other changes	(33)	(32)
Present value of obligations at December 31	593	753
As at December 31, 2025, the above Other post-employment benefit liability is net of plan assets of €321 million.
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Current service cost	31	28	31
Interest expense	25	34	34
Past service costs/(credits) and losses/(gains) arising from settlements	(55)	(76)	(5)
Total recognized in the Consolidated Income Statement	1	(14)	60
Past service credits are primarily due to the impact on French plans of voluntary departures.
Other provisions for employees
Other provisions for employees primarily included long-term disability benefits, supplemental unemployment benefits, variable and other deferred compensation, as well as bonuses granted for tenure at the Company.